UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311
Schwab Strategic Trust – Schwab Fixed Income ETFs
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Strategic Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

Schwab Strategic Trust
Schwab U.S. TIPS ETF™

Portfolio Holdings as of September 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

99.7%	U.S. Government Securities	485,893,489	523,116,035
0.0%	Other Investment Company	40,075	40,075

99.7%	Total Investments	485,933,564	523,156,110
0.3%	Other Assets and Liabilities, Net		1,551,866

100.0%	Net Assets		524,707,976

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

U.S. Government Securities 99.7% of net assets

U.S. Treasury Obligations 99.7%

U.S. Treasury Inflation Protected Securities
2.00%, 01/15/14	16,596,566	17,335,612
1.25%, 04/15/14	10,519,830	10,942,306
2.00%, 07/15/14	14,720,099	15,702,224
1.63%, 01/15/15	14,376,514	15,407,598
0.50%, 04/15/15	14,307,036	15,029,112
1.88%, 07/15/15	12,492,073	13,747,152
2.00%, 01/15/16	12,129,206	13,596,112
0.13%, 04/15/16	25,136,856	26,633,253
2.50%, 07/15/16	12,239,391	14,214,951
2.38%, 01/15/17	10,613,737	12,449,594
0.13%, 04/15/17	19,286,230	20,777,827
2.63%, 07/15/17	9,099,027	11,002,725
1.63%, 01/15/18	9,607,699	11,250,039
1.38%, 07/15/18	9,476,378	11,113,991
2.13%, 01/15/19	8,833,731	10,841,992
1.88%, 07/15/19	10,018,065	12,294,069
1.38%, 01/15/20	12,149,746	14,526,479
1.25%, 07/15/20	18,670,985	22,314,815
1.13%, 01/15/21	21,379,322	25,304,351
0.63%, 07/15/21	22,674,843	25,959,067
0.13%, 01/15/22	25,021,524	27,320,251
0.13%, 07/15/22	17,776,919	19,440,661
2.38%, 01/15/25	16,643,232	22,606,168
2.00%, 01/15/26	12,114,197	15,935,863
2.38%, 01/15/27	9,726,323	13,443,627
1.75%, 01/15/28	9,755,358	12,645,383
3.63%, 04/15/28	10,560,355	16,790,964
2.50%, 01/15/29	9,431,398	13,510,478
3.88%, 04/15/29	12,470,927	20,742,644
3.38%, 04/15/32	3,788,918	6,294,947
2.13%, 02/15/40	5,912,539	8,640,644
2.13%, 02/15/41	10,068,072	14,806,409
0.75%, 02/15/42	9,653,076	10,494,727

Total U.S. Government Securities
(Cost $485,893,489)		523,116,035

	Number	Value
Security	of Shares	($)

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund	40,075	40,075

Total Other Investment Company
(Cost $40,075)		40,075

End of Investments

At 09/30/12, the tax basis cost of the fund’s investments was $485,999,918 and the unrealized appreciation and depreciation were $37,156,192 and ($0), respectively, with a net unrealized appreciation of $37,156,192.

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 1

 Schwab U.S. TIPS ETF

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activity, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

2

 Schwab U.S. TIPS ETF

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of September 30, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

U.S. Government Securities[1]	$—	$523,116,035	$—	$523,116,035
Other Investment Company[1]	40,075	—	—	40,075

Total	$40,075	$523,116,035	$—	$523,156,110

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2012.

REG59499SEP12

 3

Schwab Strategic Trust
Schwab Short-Term U.S. Treasury ETF™

Portfolio Holdings as of September 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

99.6%	U.S. Government Securities	225,903,530	226,439,977
0.0%	Other Investment Company	72,379	72,379

99.6%	Total Investments	225,975,909	226,512,356
0.4%	Other Assets and Liabilities, Net		943,739

100.0%	Net Assets		227,456,095

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

U.S. Government Securities 99.6% of net assets

U.S. Treasury Obligations 99.6%

U.S. Treasury Notes
2.75%, 10/31/13	7,667,000	7,878,740
0.50%, 11/15/13	10,086,000	10,120,676
2.00%, 11/30/13	7,276,000	7,428,345
0.75%, 12/15/13	6,714,000	6,758,326
1.00%, 01/15/14	8,939,000	9,030,839
1.25%, 02/15/14	8,554,000	8,675,629
4.00%, 02/15/14	3,159,000	3,323,243
1.88%, 02/28/14	4,509,000	4,614,858
1.75%, 03/31/14	4,071,000	4,164,189
1.25%, 04/15/14	7,468,000	7,585,561
1.88%, 04/30/14	8,135,000	8,346,957
2.25%, 05/31/14	8,771,000	9,064,969
0.75%, 06/15/14	6,928,000	6,989,978
2.63%, 06/30/14	2,439,000	2,540,657
0.63%, 07/15/14	3,895,000	3,922,082
2.63%, 07/31/14	4,751,000	4,958,486
0.50%, 08/15/14	7,129,000	7,164,367
2.38%, 08/31/14	4,436,000	4,616,731
0.25%, 09/15/14	5,940,000	5,941,396
0.50%, 10/15/14	9,815,000	9,866,382
0.38%, 11/15/14	9,884,000	9,909,481
0.25%, 01/15/15	8,319,000	8,317,702
0.25%, 02/15/15	10,443,000	10,438,102
4.00%, 02/15/15	6,301,000	6,855,784
2.38%, 02/28/15	8,319,000	8,738,852
2.50%, 03/31/15	10,779,000	11,377,741
2.13%, 05/31/15	13,183,000	13,822,586
0.25%, 07/15/15	7,100,000	7,090,571
0.25%, 08/15/15	8,806,000	8,793,619
1.25%, 08/31/15	4,000,000	4,109,376
0.25%, 09/15/15	4,000,000	3,993,752

Total U.S. Government Securities
(Cost $225,903,530)		226,439,977

	Number	Value
Security	of Shares	($)

Other Investment Company 0.0% of net assets

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund	72,379	72,379

Total Other Investment Company
(Cost $72,379)		72,379

End of Investments

At 9/30/12, the tax basis cost of the fund’s investments was $225,977,045 and the unrealized appreciation and depreciation were $538,247 and ($2,936), respectively, with a net unrealized appreciation $535,311.

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 1

 Schwab Short-Term U.S. Treasury ETF

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activity, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

2

 Schwab Short-Term U.S. Treasury ETF

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of September 30, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

U.S. Government Securities[1]	$—	$226,439,977	$—	$226,439,977
Other Investment Company[1]	72,379	—	—	72,379

Total	$72,379	$226,439,977	$—	$226,512,356

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2012.

REG59498SEP12

 3

Schwab Strategic Trust
Schwab Intermediate-Term U.S. Treasury ETF™

Portfolio Holdings as of September 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

99.4%	U.S. Government Securities	180,861,739	183,660,916
0.0%	Other Investment Company	49,707	49,707

99.4%	Total Investments	180,911,446	183,710,623
0.6%	Other Assets and Liabilities, Net		1,144,325

100.0%	Net Assets		184,854,948

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

U.S. Government Securities 99.4% of net assets

U.S. Treasury Obligations 99.4%

U.S. Treasury Bonds
7.25%, 05/15/16	2,786,000	3,471,401
8.50%, 02/15/20	508,000	775,970
8.75%, 05/15/20	379,000	590,648
8.75%, 08/15/20	1,502,000	2,360,018

U.S. Treasury Notes
1.38%, 11/30/15	2,906,000	3,000,218
2.13%, 02/29/16	3,461,000	3,667,850
2.38%, 03/31/16	6,038,000	6,455,473
2.00%, 04/30/16	4,164,000	4,401,806
1.50%, 06/30/16	3,120,000	3,244,800
3.25%, 06/30/16	4,350,000	4,807,429
4.88%, 08/15/16	2,622,000	3,067,535
1.00%, 08/31/16	4,647,000	4,746,474
3.13%, 10/31/16	4,466,000	4,945,050
2.75%, 11/30/16	6,215,000	6,794,741
3.13%, 01/31/17	3,463,000	3,849,883
3.00%, 02/28/17	3,182,000	3,524,561
3.25%, 03/31/17	4,408,000	4,938,684
0.88%, 04/30/17	4,811,000	4,879,783
3.13%, 04/30/17	1,717,000	1,916,199
0.63%, 05/31/17	7,074,001	7,092,789
2.75%, 05/31/17	2,952,000	3,249,739
2.50%, 06/30/17	4,141,000	4,512,721
2.38%, 07/31/17	3,086,000	3,347,829
4.75%, 08/15/17	5,945,000	7,129,357
4.25%, 11/15/17	1,181,000	1,394,596
2.25%, 11/30/17	1,607,000	1,736,815
3.50%, 02/15/18	2,819,000	3,233,703
2.75%, 02/28/18	4,684,000	5,192,654
4.00%, 08/15/18	2,879,000	3,413,190
1.38%, 09/30/18	2,415,000	2,491,601
3.75%, 11/15/18	3,200,000	3,756,499
1.38%, 12/31/18	2,593,000	2,670,992
2.75%, 02/15/19	2,048,000	2,282,080
1.38%, 02/28/19	6,005,000	6,176,707
3.13%, 05/15/19	3,727,000	4,249,361
1.00%, 06/30/19	5,465,000	5,464,574
0.88%, 07/31/19	1,000,000	990,625
3.63%, 08/15/19	3,271,000	3,842,404
3.38%, 11/15/19	2,448,000	2,838,532
3.63%, 02/15/20	2,015,000	2,374,867
3.50%, 05/15/20	2,421,000	2,835,030
2.63%, 08/15/20	4,492,000	4,966,818
2.63%, 11/15/20	2,579,000	2,847,781
3.63%, 02/15/21	1,590,000	1,882,536
3.13%, 05/15/21	3,454,000	3,948,893
2.13%, 08/15/21	5,352,000	5,662,250
2.00%, 02/15/22	6,098,000	6,343,353
1.63%, 08/15/22	6,300,000	6,294,097

Total U.S. Government Securities
(Cost $180,861,739)		183,660,916

	Number	Value
Security	of Shares	($)

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund	49,707	49,707

Total Other Investment Company
(Cost $49,707)		49,707

End of Investments

At 09/30/12, the tax basis cost of the fund’s investments was $180,911,446 and the unrealized appreciation and depreciation were $2,799,177, and ($0), respectively, with a net unrealized appreciation $2,799,177.

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these

 1

 Schwab Intermediate-Term U.S. Treasury ETF

Portfolio Holdings (Unaudited) continued

procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activity, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the

2

 Schwab Intermediate-Term U.S. Treasury ETF

Portfolio Holdings (Unaudited) continued

amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of September 30, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

U.S. Government Securities[1]	$—	$183,660,916	$—	$183,660,916
Other Investment Company[1]	49,707	—	—	49,707

Total	$49,707	$183,660,916	$—	$183,710,623

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2012.

REG59500SEP12

 3

Schwab Strategic Trust
Schwab U.S. Aggregate Bond ETF™

Portfolio Holdings as of September 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

0.3%		Asset-Backed Obligations	1,015,042	1,018,602
1.9%		Commercial Mortgage Backed Securities	6,104,119	6,244,596
20.8%		Corporate Bonds	65,447,836	68,080,075
4.4%		Foreign Securities	14,050,955	14,561,341
30.0%		Mortgage-Backed Securities	96,454,969	97,952,830
1.0%		Municipal Bonds	3,029,572	3,148,371
41.0%		U.S. Government and Government Agencies	131,378,504	134,062,889
0.5%		Other Investment Company	1,612,429	1,612,429
3.1%		Short-Term Investment	9,999,658	9,999,658

103.0%		Total Investments	329,093,084	336,680,791
(3	.0)%	Other Assets and Liabilities, Net		(9,842,026)

100.0%		Net Assets		326,838,765

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

Asset-Backed Obligations 0.3% of net assets

Chase Issuance Trust
Series 2007-A3 Class A3
5.23%, 04/15/19 (b)	100,000	118,699
Citibank Credit Card Issuance Trust
Series 2005-A2 Class A2
4.85%, 03/10/17 (b)	100,000	110,691
Series 2003-A7 Class A7
4.15%, 07/07/17 (b)	100,000	110,177
Series 2006-A3 Class A3
5.30%, 03/15/18 (b)	150,000	174,218
Ford Credit Auto Owner Trust
Series 2012-B Class A4
1.00%, 09/15/17 (b)	200,000	202,966
Honda Auto Receivables Owner Trust
Series 2011-3 Class A3
0.88%, 09/21/15 (b)	200,000	201,261
Nissan Auto Receivables Owner Trust
Series 2012-A Class A3
0.73%, 05/16/16 (b)	100,000	100,590

Total Asset-Backed Obligations
(Cost $1,015,042)		1,018,602

Commercial Mortgage Backed Securities 1.9% of net assets

Banc of America Commercial Mortgage Trust
Series 2007-4 Class A4
5.92%, 02/10/51 (a)(b)	220,000	261,823
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2004-6 Class A5
4.81%, 12/10/42 (b)	200,000	214,982
Series 2005-4 Class A5A
4.93%, 07/10/45 (b)	361,000	399,122
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (b)	500,000	564,381
Series 2005-PWR8 Class A4
4.67%, 06/11/41 (b)	200,000	218,686
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5 Class A4
4.83%, 11/15/37 (b)	200,000	215,344
Series 2005-C1 Class A4
5.01%, 02/15/38 (a)(b)	680,000	740,620
Credit Suisse Mortgage Capital Certificates
Series 2007-C5 Class A3
5.69%, 09/15/40 (a)(b)	200,000	211,511
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)	415,000	476,429
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-CB11 Class A4
5.34%, 08/12/37 (a)(b)	300,000	331,373
Series 2004-CB8 Class A4
4.40%, 01/12/39 (b)	300,000	312,859
Series 2005-LDP4 Class A4
4.92%, 10/15/42 (a)(b)	200,000	219,435
Series 2005-LDP5 Class A4
5.36%, 12/15/44 (a)(b)	200,000	225,666
Series 2007-LD12 Class ASB
5.83%, 02/15/51 (a)(b)	175,589	193,338
LB-UBS Commercial Mortgage Trust
Series 2004-C4 Class A4
5.45%, 06/15/29 (a)(b)	200,000	213,947
Series 2005-C5 Class A4
4.95%, 09/15/30 (b)	300,000	331,291
Series 2005-C7 Class A4
5.20%, 11/15/30 (a)(b)	200,000	223,148
Wachovia Bank Commercial Mortgage Trust
Series 2004-C11 Class A5
5.22%, 01/15/41 (a)(b)	220,000	234,147

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Series 2005-C21 Class A4
5.41%, 10/15/44 (a)(b)	178,619	200,486
Series 2006-C23 Class A5
5.42%, 01/15/45 (a)(b)	400,000	456,008

Total Commercial Mortgage Backed Securities
(Cost $6,104,119)		6,244,596

Corporate Bonds 20.8% of net assets

Finance 6.7%

Banking 4.3%
American Express Co.
8.13%, 05/20/19	250,000	338,667
American Express Credit Corp.
2.38%, 03/24/17	200,000	210,594
Bank of America Corp.
5.38%, 06/15/14	200,000	212,555
5.13%, 11/15/14	250,000	268,889
3.63%, 03/17/16	650,000	686,052
5.75%, 08/15/16	100,000	109,938
5.65%, 05/01/18	100,000	114,156
5.00%, 05/13/21	150,000	165,168
5.88%, 02/07/42	100,000	117,332
Bank of New York Mellon Corp.
2.50%, 01/15/16	250,000	262,106
2.30%, 07/28/16	100,000	104,909
Bank of Nova Scotia
3.40%, 01/22/15	200,000	212,763
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.35%, 02/23/17 (c)	100,000	103,956
Barclays Bank PLC
3.90%, 04/07/15	100,000	106,114
5.00%, 09/22/16	100,000	111,162
BB&T Corp.
3.95%, 03/22/22 (b)	100,000	108,901
Bear Stearns Cos. LLC
5.70%, 11/15/14	350,000	383,472
BNP Paribas
5.00%, 01/15/21	100,000	110,837
Capital One Financial Corp.
2.15%, 03/23/15	150,000	153,894
4.75%, 07/15/21	150,000	170,602
Citigroup, Inc.
6.38%, 08/12/14	100,000	108,870
4.75%, 05/19/15	100,000	107,716
3.95%, 06/15/16	550,000	588,987
6.13%, 11/21/17	225,000	265,042
8.50%, 05/22/19	46,000	60,916
5.88%, 05/29/37	200,000	236,006
6.88%, 03/05/38	75,000	98,901
Credit Suisse USA, Inc.
5.13%, 01/15/14	250,000	262,866
4.88%, 01/15/15	100,000	108,173
Deutsche Bank AG
3.25%, 01/11/16	150,000	159,007
Fifth Third Bancorp
5.45%, 01/15/17	100,000	112,701
Goldman Sachs Group, Inc.
3.63%, 02/07/16	475,000	501,468
5.63%, 01/15/17	300,000	330,948
5.95%, 01/18/18	200,000	232,517
6.15%, 04/01/18	150,000	175,285
5.25%, 07/27/21	100,000	110,440
5.75%, 01/24/22	100,000	115,400
6.13%, 02/15/33	80,000	90,187
6.75%, 10/01/37	100,000	107,462
6.25%, 02/01/41	75,000	87,082
HSBC Holdings PLC
5.10%, 04/05/21	350,000	405,044
HSBC USA, Inc.
5.00%, 09/27/20	164,000	175,552
JPMorgan Chase & Co.
2.05%, 01/24/14	425,000	432,653
2.60%, 01/15/16	50,000	51,972
6.30%, 04/23/19	450,000	553,959
4.25%, 10/15/20	150,000	164,170
6.40%, 05/15/38	50,000	64,894
5.40%, 01/06/42	50,000	58,353
Key Bank NA
5.80%, 07/01/14	250,000	269,043
Morgan Stanley
3.80%, 04/29/16	250,000	258,550
5.45%, 01/09/17	200,000	218,329
6.63%, 04/01/18	200,000	230,057
7.30%, 05/13/19	200,000	236,316
5.50%, 07/28/21	300,000	328,895
7.25%, 04/01/32	100,000	120,891
6.38%, 07/24/42	100,000	110,523
PNC Funding Corp.
3.63%, 02/08/15	160,000	170,091
5.63%, 02/01/17	75,000	86,427
Rabobank Nederland
3.88%, 02/08/22	200,000	212,676
Royal Bank of Canada
2.63%, 12/15/15	225,000	238,144
Santander Holdings USA, Inc.
4.63%, 04/19/16	50,000	52,424
UBS AG
5.88%, 12/20/17	100,000	118,509
5.75%, 04/25/18	100,000	117,986
US Bancorp
2.20%, 11/15/16 (b)	100,000	105,074
3.00%, 03/15/22 (b)	100,000	104,904
Wachovia Corp.
5.75%, 06/15/17	150,000	179,978
5.50%, 08/01/35	75,000	87,148
Wells Fargo & Co.
3.75%, 10/01/14	250,000	265,307
5.63%, 12/11/17	150,000	180,300
4.60%, 04/01/21	175,000	202,504
5.38%, 02/07/35	50,000	61,346
Wells Fargo Capital X
5.95%, 12/15/36	50,000	51,250
Westpac Banking Corp.
4.88%, 11/19/19	100,000	114,348

		13,939,658

Brokerage 0.1%
BlackRock, Inc.
5.00%, 12/10/19	50,000	59,506
Jefferies Group, Inc.
5.88%, 06/08/14	100,000	107,250
5.50%, 03/15/16	100,000	105,500

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Nomura Holdings, Inc.
5.00%, 03/04/15	100,000	105,630
6.70%, 03/04/20	15,000	17,174

		395,060

Finance Company 0.7%
General Electric Capital Corp.
5.90%, 05/13/14	230,000	248,873
5.00%, 01/08/16	75,000	83,565
2.95%, 05/09/16	300,000	317,494
6.00%, 08/07/19	100,000	121,805
6.75%, 03/15/32	150,000	192,723
6.15%, 08/07/37	150,000	184,434
5.88%, 01/14/38	300,000	358,765
6.88%, 01/10/39	100,000	134,078
6.38%, 11/15/67 (a)(b)	100,000	105,770
HSBC Finance Corp.
5.50%, 01/19/16	100,000	110,640
6.68%, 01/15/21	25,000	29,040
SLM Corp.
4.63%, 09/25/17	250,000	253,880

		2,141,067

Insurance 1.2%
Aetna, Inc.
3.95%, 09/01/20	100,000	108,760
Allstate Corp.
5.00%, 08/15/14	200,000	216,212
American International Group, Inc.
2.38%, 08/24/15	100,000	101,137
4.88%, 09/15/16	150,000	167,588
5.60%, 10/18/16	75,000	85,520
5.85%, 01/16/18	40,000	46,505
6.40%, 12/15/20	300,000	366,029
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	100,000	114,126
Berkshire Hathaway, Inc.
3.20%, 02/11/15	140,000	148,592
Chubb Corp.
6.00%, 05/11/37	250,000	339,811
Cigna Corp.
4.00%, 02/15/22 (b)	200,000	215,982
5.88%, 03/15/41 (b)	50,000	58,980
CNA Financial Corp.
7.35%, 11/15/19	150,000	186,393
Genworth Financial, Inc.
5.75%, 06/15/14	100,000	102,850
Hartford Financial Services Group, Inc.
5.50%, 03/30/20	70,000	79,343
5.95%, 10/15/36	100,000	106,778
ING US, Inc.
5.50%, 07/15/22 (c)	100,000	104,516
MetLife, Inc.
6.82%, 08/15/18	250,000	314,968
Principal Financial Group, Inc.
7.88%, 05/15/14	25,000	27,807
Prudential Financial, Inc.
4.50%, 11/16/21	100,000	110,525
6.63%, 12/01/37	100,000	124,934
5.63%, 05/12/41	75,000	84,682
Travelers Cos., Inc.
5.90%, 06/02/19	160,000	199,741
6.25%, 06/15/37	70,000	94,687
UnitedHealth Group, Inc.
6.00%, 02/15/18	150,000	184,442
WellPoint, Inc.
5.25%, 01/15/16	150,000	168,327

		3,859,235

Other Financial 0.0%
CME Group, Inc.
5.75%, 02/15/14	150,000	160,423

		160,423

Real Estate Investment Trust 0.4%
AvalonBay Communities, Inc.
2.95%, 09/15/22 (b)	100,000	99,896
Digital Realty Trust LP
5.25%, 03/15/21	100,000	111,450
Duke Realty LP
7.38%, 02/15/15	125,000	140,503
ERP Operating LP
5.75%, 06/15/17	150,000	178,697
HCP, Inc.
2.70%, 02/01/14	18,000	18,384
6.70%, 01/30/18	100,000	120,057
5.38%, 02/01/21 (b)	46,000	52,567
ProLogis LP
6.63%, 05/15/18	50,000	59,813
7.38%, 10/30/19	150,000	186,016
Simon Property Group LP
6.13%, 05/30/18	150,000	183,419
5.65%, 02/01/20 (b)	102,000	122,918
Ventas Realty LP
3.25%, 08/15/22 (b)	100,000	98,599

		1,372,319

		21,867,762

Industrial 11.8%

Basic Industry 1.2%
Alcoa, Inc.
5.55%, 02/01/17	350,000	392,494
ArcelorMittal
9.85%, 06/01/19	100,000	115,331
5.25%, 08/05/20	102,000	98,271
7.00%, 10/15/39	100,000	91,735
Barrick North America Finance LLC
5.70%, 05/30/41	60,000	68,963
Barrick PD Australia Finance Pty Ltd.
4.95%, 01/15/20	100,000	111,822
BHP Billiton Finance USA Ltd.
1.13%, 11/21/14	200,000	202,670
3.25%, 11/21/21	100,000	106,240
CF Industries, Inc.
7.13%, 05/01/20	100,000	125,750
Cliffs Natural Resources, Inc.
6.25%, 10/01/40	50,000	49,086
Dow Chemical Co.
2.50%, 02/15/16	200,000	208,741
8.55%, 05/15/19	225,000	302,119
5.25%, 11/15/41 (b)	100,000	113,913
EI du Pont de Nemours & Co.
3.25%, 01/15/15	200,000	212,551

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
International Paper Co.
7.95%, 06/15/18	100,000	128,860
7.50%, 08/15/21	132,000	173,572
Newmont Mining Corp.
3.50%, 03/15/22 (b)	150,000	152,461
Potash Corp. of Saskatchewan, Inc.
5.88%, 12/01/36	100,000	128,298
Praxair, Inc.
2.20%, 08/15/22 (b)	100,000	98,841
Rio Tinto Finance USA Ltd.
1.88%, 11/02/15	170,000	174,806
6.50%, 07/15/18	100,000	124,725
Rio Tinto Finance USA PLC
3.50%, 03/22/22 (b)	100,000	104,490
4.75%, 03/22/42 (b)	100,000	108,516
Teck Resources Ltd.
6.25%, 07/15/41 (b)	100,000	109,214
Vale S.A.
5.63%, 09/11/42	200,000	204,464
Valspar Corp.
4.20%, 01/15/22 (b)	100,000	108,921

		3,816,854

Capital Goods 1.0%
ABB Finance USA, Inc.
1.63%, 05/08/17	100,000	101,728
2.88%, 05/08/22	100,000	103,596
Boeing Capital Corp.
2.90%, 08/15/18 (b)	100,000	109,841
4.70%, 10/27/19	50,000	59,427
Boeing Co.
6.88%, 03/15/39	90,000	139,988
Caterpillar Financial Services Corp.
1.55%, 12/20/13	100,000	101,434
6.13%, 02/17/14	75,000	80,810
7.15%, 02/15/19	72,000	95,010
Caterpillar, Inc.
5.70%, 08/15/16	100,000	118,003
CRH America, Inc.
6.00%, 09/30/16	100,000	111,657
Deere & Co.
5.38%, 10/16/29	150,000	192,794
General Electric Co.
5.25%, 12/06/17	350,000	414,593
Honeywell International, Inc.
4.25%, 03/01/21	200,000	235,149
John Deere Capital Corp.
5.50%, 04/13/17	200,000	238,110
L-3 Communications Corp.
4.75%, 07/15/20	100,000	110,586
Lockheed Martin Corp.
4.25%, 11/15/19	36,000	40,806
3.35%, 09/15/21	100,000	105,855
Raytheon Co.
3.13%, 10/15/20	200,000	214,897
Republic Services, Inc.
3.80%, 05/15/18	100,000	111,333
5.70%, 05/15/41 (b)	80,000	95,490
United Technologies Corp.
5.38%, 12/15/17	150,000	182,685
3.10%, 06/01/22	100,000	106,786
4.50%, 06/01/42	150,000	168,837

		3,239,415

Communications 2.2%
America Movil S.A.B. de C.V.
5.50%, 03/01/14	150,000	159,940
2.38%, 09/08/16	200,000	209,118
4.38%, 07/16/42	150,000	155,950
AT&T Mobility LLC
7.13%, 12/15/31	50,000	69,706
AT&T, Inc.
5.50%, 02/01/18	130,000	157,888
3.00%, 02/15/22	100,000	105,936
6.30%, 01/15/38	120,000	158,087
5.35%, 09/01/40	50,000	60,416
5.55%, 08/15/41	100,000	124,974
BellSouth Corp.
6.88%, 10/15/31	100,000	125,108
6.55%, 06/15/34	150,000	181,895
6.00%, 11/15/34	225,000	258,481
CBS Corp.
5.50%, 05/15/33	150,000	164,033
Cellco Partnership / Verizon Wireless Capital LLC
5.55%, 02/01/14	90,000	95,764
Comcast Corp.
5.30%, 01/15/14	150,000	158,908
5.15%, 03/01/20	250,000	297,876
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (a)	100,000	150,811
DIRECTV Holdings LLC
3.55%, 03/15/15	100,000	105,973
3.50%, 03/01/16	30,000	31,949
5.88%, 10/01/19	25,000	29,449
6.00%, 08/15/40 (b)	75,000	83,880
6.38%, 03/01/41	35,000	41,120
Discovery Communications LLC
5.05%, 06/01/20	150,000	175,124
France Telecom S.A.
5.38%, 01/13/42	250,000	294,917
NBCUniversal Media LLC
2.88%, 04/01/16	100,000	106,008
4.38%, 04/01/21	250,000	283,994
5.95%, 04/01/41	250,000	307,377
News America, Inc.
5.30%, 12/15/14	54,000	59,457
6.90%, 03/01/19	30,000	37,749
6.15%, 03/01/37	200,000	240,491
Qwest Corp.
6.75%, 12/01/21	150,000	180,577
TCI Communications, Inc.
7.13%, 02/15/28	150,000	197,463
Telecom Italia Capital S.A.
5.25%, 11/15/13	300,000	310,125
Telefonica Emisiones S.A.U.
4.95%, 01/15/15	150,000	153,938
6.22%, 07/03/17	150,000	157,125
Time Warner Cable, Inc.
5.85%, 05/01/17	150,000	178,857
6.55%, 05/01/37	200,000	252,179
5.50%, 09/01/41 (b)	100,000	113,592
4.50%, 09/15/42 (b)	100,000	100,137
Verizon Communications, Inc.
5.55%, 02/15/16	250,000	289,483

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
5.50%, 02/15/18	100,000	122,068
8.75%, 11/01/18	75,000	104,843
3.50%, 11/01/21	100,000	110,539
5.85%, 09/15/35	80,000	101,512
Verizon Global Funding Corp.
7.75%, 12/01/30	100,000	149,066
Vodafone Group PLC
5.00%, 12/16/13	150,000	158,149
5.63%, 02/27/17	50,000	59,580
5.45%, 06/10/19	45,000	55,423
4.38%, 03/16/21	30,000	34,977

		7,262,012

Consumer Cyclical 1.5%
CVS Caremark Corp.
4.88%, 09/15/14	75,000	81,031
4.75%, 05/18/20 (b)	108,000	126,555
Daimler Finance North America LLC
6.50%, 11/15/13	30,000	31,944
8.50%, 01/18/31	75,000	119,129
eBay, Inc.
1.63%, 10/15/15	125,000	128,987
Ford Motor Co.
7.45%, 07/16/31	225,000	280,969
Ford Motor Credit Co. LLC
6.63%, 08/15/17	250,000	290,286
4.25%, 09/20/22	250,000	256,709
Home Depot, Inc.
5.40%, 03/01/16	300,000	347,366
Lowe’s Cos., Inc.
3.12%, 04/15/22 (b)	150,000	155,871
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16	150,000	175,287
5.13%, 01/15/42 (b)	100,000	109,664
Marriott International, Inc.
3.00%, 03/01/19 (b)	100,000	102,713
McDonald’s Corp.
5.30%, 03/15/17	86,000	101,697
3.70%, 02/15/42	114,000	118,351
Nordstrom, Inc.
4.00%, 10/15/21 (b)	150,000	169,008
QVC, Inc.
5.13%, 07/02/22 (c)	100,000	106,105
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/18	100,000	119,893
Target Corp.
5.88%, 07/15/16	100,000	118,311
3.88%, 07/15/20	25,000	28,552
6.35%, 11/01/32	45,000	59,716
Time Warner, Inc.
3.15%, 07/15/15	85,000	90,771
4.75%, 03/29/21	50,000	57,844
7.63%, 04/15/31	100,000	140,086
7.70%, 05/01/32	61,000	85,914
5.38%, 10/15/41	50,000	57,130
Toyota Motor Credit Corp.
4.25%, 01/11/21	80,000	91,675
3.40%, 09/15/21	100,000	108,581
Viacom, Inc.
2.50%, 12/15/16	100,000	105,447
6.88%, 04/30/36	100,000	132,507
Wal-Mart Stores, Inc.
1.63%, 04/15/14	225,000	229,226
5.25%, 09/01/35	250,000	310,795
6.50%, 08/15/37	100,000	143,780
Walt Disney Co.
1.35%, 08/16/16	150,000	153,559

		4,735,459

Consumer Non-Cyclical 3.0%
Abbott Laboratories
5.88%, 05/15/16	100,000	117,910
Altria Group, Inc.
7.75%, 02/06/14	20,000	21,838
4.75%, 05/05/21	100,000	114,612
2.85%, 08/09/22	250,000	249,952
Amgen, Inc.
3.88%, 11/15/21 (b)	200,000	215,319
5.15%, 11/15/41 (b)	100,000	111,869
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 11/15/14	193,000	212,418
1.38%, 07/15/17	350,000	354,684
6.88%, 11/15/19	100,000	132,482
3.75%, 07/15/42	200,000	201,391
Archer-Daniels-Midland Co.
5.94%, 10/01/32	100,000	125,017
AstraZeneca PLC
5.40%, 06/01/14	75,000	81,235
Baxter International, Inc.
5.90%, 09/01/16	100,000	119,440
2.40%, 08/15/22	100,000	100,947
Boston Scientific Corp.
6.00%, 01/15/20	150,000	178,567
Bristol-Myers Squibb Co.
6.13%, 05/01/38	100,000	138,617
3.25%, 08/01/42	100,000	93,091
Cardinal Health, Inc.
4.00%, 06/15/15	100,000	107,795
Celgene Corp.
1.90%, 08/15/17	100,000	101,554
Colgate-Palmolive Co.
2.63%, 05/01/17	100,000	107,826
ConAgra Foods, Inc.
7.00%, 04/15/19	50,000	62,825
Covidien International Finance S.A.
2.80%, 06/15/15	50,000	52,648
Diageo Capital PLC
5.75%, 10/23/17	200,000	244,430
Diageo Investment Corp.
2.88%, 05/11/22	150,000	156,708
Express Scripts Holding Co.
2.75%, 11/21/14 (c)	100,000	103,889
3.13%, 05/15/16	350,000	373,555
6.13%, 11/15/41 (c)	100,000	130,319
General Mills, Inc.
3.15%, 12/15/21 (b)	100,000	104,269
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	100,000	123,261
2.85%, 05/08/22	150,000	156,120
Johnson & Johnson
1.20%, 05/15/14	100,000	101,507
Kellogg Co.
4.15%, 11/15/19	150,000	170,630
Koninklijke Philips Electronics
5.00%, 03/15/42	100,000	113,151

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Kraft Foods Group, Inc.
5.38%, 02/10/20 (c)	78,000	92,847
Kraft Foods, Inc.
4.13%, 02/09/16	250,000	274,743
5.38%, 02/10/20	72,000	86,994
6.50%, 02/09/40	25,000	33,988
Lorillard Tobacco Co.
2.30%, 08/21/17	100,000	100,936
McKesson Corp.
3.25%, 03/01/16	50,000	53,844
Medtronic, Inc.
4.45%, 03/15/20	100,000	116,412
Merck & Co., Inc.
5.30%, 12/01/13	200,000	211,232
2.25%, 01/15/16	90,000	94,571
3.88%, 01/15/21 (b)	200,000	228,294
5.85%, 06/30/39	64,000	88,030
Novartis Capital Corp.
4.40%, 04/24/20	100,000	118,129
PepsiCo, Inc.
3.75%, 03/01/14	50,000	52,351
5.00%, 06/01/18	150,000	178,506
4.88%, 11/01/40	175,000	209,305
Pfizer, Inc.
4.65%, 03/01/18	175,000	205,665
6.20%, 03/15/19	225,000	287,045
Philip Morris International, Inc.
1.13%, 08/21/17	100,000	100,038
2.50%, 08/22/22	100,000	100,418
3.88%, 08/21/42	50,000	50,477
Procter & Gamble Co.
1.80%, 11/15/15	375,000	389,074
4.70%, 02/15/19	42,000	49,957
5.55%, 03/05/37	50,000	68,032
Quest Diagnostics, Inc.
3.20%, 04/01/16	100,000	106,058
Reynolds American, Inc.
7.63%, 06/01/16	175,000	211,044
Safeway, Inc.
3.95%, 08/15/20	125,000	121,922
Sanofi
2.63%, 03/29/16	100,000	105,922
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	125,000	165,714
The Coca-Cola Co.
1.50%, 11/15/15	100,000	103,142
3.15%, 11/15/20	150,000	163,898
The Kroger Co.
7.50%, 04/01/31	100,000	131,517
Thermo Fisher Scientific, Inc.
4.50%, 03/01/21	50,000	57,086
3.60%, 08/15/21 (b)	50,000	53,602
Unilever Capital Corp.
3.65%, 02/15/14	150,000	156,653
Watson Pharmaceuticals, Inc.
1.88%, 10/01/17	100,000	101,233
3.25%, 10/01/22 (b)	100,000	101,491
4.63%, 10/01/42 (b)	250,000	256,998

		9,807,044

Energy 1.6%
Anadarko Petroleum Corp.
5.95%, 09/15/16	225,000	260,940
6.38%, 09/15/17	200,000	241,386
6.45%, 09/15/36	100,000	124,308
Apache Corp.
4.75%, 04/15/43 (b)	150,000	172,122
Baker Hughes, Inc.
3.20%, 08/15/21 (b)	100,000	108,942
BP Capital Markets PLC
3.63%, 05/08/14	120,000	125,889
4.75%, 03/10/19	250,000	290,797
Canadian Natural Resources Ltd.
6.25%, 03/15/38	100,000	131,088
Chevron Corp.
3.95%, 03/03/14	100,000	105,017
4.95%, 03/03/19	100,000	121,425
Conoco, Inc.
6.95%, 04/15/29	100,000	141,917
ConocoPhillips
6.50%, 02/01/39	125,000	180,545
ConocoPhillips Canada Funding Co.
5.63%, 10/15/16	150,000	178,031
Devon Energy Corp.
5.60%, 07/15/41 (b)	100,000	119,101
Encana Corp.
6.50%, 02/01/38	68,000	82,655
Halliburton Co.
6.15%, 09/15/19	125,000	155,991
Hess Corp.
7.30%, 08/15/31	75,000	100,684
Marathon Petroleum Corp.
5.13%, 03/01/21	125,000	144,493
Nabors Industries, Inc.
6.15%, 02/15/18	50,000	58,789
Nexen, Inc.
5.88%, 03/10/35	150,000	177,969
Noble Holding International Ltd.
5.25%, 03/15/42	75,000	80,899
Occidental Petroleum Corp.
1.75%, 02/15/17	85,000	88,098
4.10%, 02/01/21 (b)	200,000	231,038
3.13%, 02/15/22 (b)	100,000	107,758
Phillips 66
2.95%, 05/01/17 (c)	100,000	105,903
Shell International Finance BV
3.10%, 06/28/15	100,000	106,963
4.30%, 09/22/19	100,000	117,005
6.38%, 12/15/38	45,000	65,052
Suncor Energy, Inc.
6.10%, 06/01/18	100,000	123,485
Talisman Energy, Inc.
3.75%, 02/01/21 (b)	48,000	50,158
Tosco Corp.
7.80%, 01/01/27	150,000	216,308
Total Capital S.A.
3.00%, 06/24/15	100,000	106,496
Transocean, Inc.
5.05%, 12/15/16	100,000	111,853
6.80%, 03/15/38	150,000	180,970
Valero Energy Corp.
6.13%, 02/01/20	150,000	182,473
Weatherford International Ltd.
4.50%, 04/15/22 (b)	175,000	183,367

		5,079,915

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

Other Industrial 0.0%
Howard Hughes Medical Institute
3.45%, 09/01/14	50,000	52,935

		52,935

Technology 0.9%
Cisco Systems, Inc.
2.90%, 11/17/14	266,000	280,125
5.90%, 02/15/39	50,000	66,468
Dell, Inc.
5.88%, 06/15/19	100,000	118,514
Google, Inc.
2.13%, 05/19/16	75,000	79,051
Hewlett-Packard Co.
6.13%, 03/01/14	150,000	159,965
2.60%, 09/15/17	200,000	200,859
6.00%, 09/15/41	200,000	211,659
Intel Corp.
4.80%, 10/01/41	100,000	117,461
International Business Machines Corp.
0.55%, 02/06/15	180,000	180,574
5.70%, 09/14/17	150,000	184,051
1.88%, 05/15/19	100,000	103,879
7.00%, 10/30/25	105,000	156,493
Microsoft Corp.
2.50%, 02/08/16	100,000	106,689
4.50%, 10/01/40	100,000	118,733
Oracle Corp.
5.75%, 04/15/18	165,000	205,006
3.88%, 07/15/20	180,000	206,418
5.38%, 07/15/40	100,000	128,075
Pitney Bowes, Inc.
4.75%, 01/15/16	100,000	107,253
Texas Instruments, Inc.
2.38%, 05/16/16	100,000	105,839
Xerox Corp.
4.25%, 02/15/15	200,000	212,531

		3,049,643

Transportation 0.4%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	140,000	161,966
5.05%, 03/01/41 (b)	80,000	92,816
CSX Corp.
6.25%, 04/01/15	100,000	114,013
4.25%, 06/01/21 (b)	150,000	168,807
FedEx Corp.
2.63%, 08/01/22	200,000	200,047
3.88%, 08/01/42	200,000	196,651
Norfolk Southern Corp.
3.00%, 04/01/22 (b)	150,000	156,008
Southwest Airlines Co.
5.13%, 03/01/17	120,000	134,478
Union Pacific Corp.
4.00%, 02/01/21 (b)	180,000	202,892

		1,427,678

		38,470,955

Utilities 2.3%

Electric 1.5%
Alabama Power Co.
4.10%, 01/15/42	100,000	105,432
Appalachian Power Co.
7.00%, 04/01/38	75,000	104,983
Commonwealth Edison Co.
1.95%, 09/01/16 (b)	50,000	51,843
Consolidated Edison Co. of New York, Inc.
5.85%, 04/01/18	98,000	121,648
Detroit Edison Co.
3.95%, 06/15/42 (b)	100,000	104,831
Dominion Resources, Inc.
1.80%, 03/15/14	300,000	305,080
Duke Energy Carolinas LLC
6.05%, 04/15/38	100,000	132,780
5.30%, 02/15/40	100,000	122,820
Duke Energy Indiana, Inc.
3.75%, 07/15/20	175,000	194,276
Entergy Corp.
3.63%, 09/15/15	75,000	78,952
Exelon Generation Co. LLC
5.20%, 10/01/19	142,000	161,463
4.00%, 10/01/20 (b)	150,000	159,363
FirstEnergy Corp.
7.38%, 11/15/31	300,000	394,078
Florida Power & Light Co.
5.95%, 02/01/38	50,000	68,480
Florida Power Corp.
6.40%, 06/15/38	91,000	125,662
Georgia Power Co.
4.75%, 09/01/40	150,000	170,427
Midamerican Energy Holdings Co.
5.75%, 04/01/18	100,000	120,362
6.13%, 04/01/36	100,000	128,378
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	100,000	120,509
NextEra Energy Capital Holdings, Inc.
2.55%, 11/15/13	225,000	228,950
Pacific Gas & Electric Co.
4.25%, 05/15/21 (b)	200,000	230,965
6.05%, 03/01/34	192,000	253,181
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	100,000	101,655
PPL Energy Supply LLC
6.20%, 05/15/16	150,000	169,701
4.60%, 12/15/21 (b)	100,000	107,670
PSEG Power LLC
5.13%, 04/15/20	150,000	172,855
Public Service Electric & Gas Co.
3.95%, 05/01/42 (b)	100,000	105,941
San Diego Gas & Electric Co.
4.30%, 04/01/42 (b)	100,000	112,833
Southern California Edison Co.
5.75%, 03/15/14	150,000	161,442
5.50%, 08/15/18	100,000	123,095
Union Electric Co.
3.90%, 09/15/42 (b)	100,000	101,939
Virginia Electric & Power Co.
6.00%, 05/15/37	50,000	67,573

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Westar Energy, Inc.
4.13%, 03/01/42 (b)	100,000	108,881
Xcel Energy, Inc.
4.70%, 05/15/20 (b)	100,000	117,350

		4,935,398

Natural Gas 0.8%
Energy Transfer Partners LP
6.70%, 07/01/18	50,000	59,440
4.65%, 06/01/21 (b)	100,000	107,734
7.50%, 07/01/38	100,000	118,919
Enterprise Products Operating LLC
9.75%, 01/31/14	100,000	111,422
6.30%, 09/15/17	100,000	121,764
5.20%, 09/01/20	70,000	82,597
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	50,000	62,892
5.80%, 03/15/35	100,000	113,038
5.00%, 08/15/42 (b)	100,000	104,240
National Grid PLC
6.30%, 08/01/16	75,000	87,315
Nisource Finance Corp.
5.40%, 07/15/14	200,000	214,497
Plains All American Pipeline LP
3.65%, 06/01/22 (b)	200,000	212,745
6.65%, 01/15/37	100,000	129,071
Sempra Energy
6.00%, 10/15/39	100,000	130,066
Southern Natural Gas Co.
5.90%, 04/01/17 (c)	250,000	294,581
Southwest Gas Corp.
3.88%, 04/01/22 (b)	100,000	109,456
TransCanada PipeLines Ltd.
3.80%, 10/01/20	56,000	63,008
7.63%, 01/15/39	50,000	77,628
Williams Partners LP
7.25%, 02/01/17	350,000	426,013
6.30%, 04/15/40	50,000	62,819

		2,689,245

Other Utilities 0.0%
Veolia Environnement S.A.
6.00%, 06/01/18	100,000	116,715

		116,715

		7,741,358

Total Corporate Bonds
(Cost $65,447,836)		68,080,075

Foreign Securities 4.4% of net assets

Foreign Agencies 1.3%

Austria 0.0%
Oesterreichische Kontrollbank AG
1.75%, 10/05/15	75,000	77,187

		77,187

Canada 0.1%
Export Development Canada
2.25%, 05/28/15	100,000	105,158
1.25%, 10/27/15	60,000	61,666

		166,824

Cayman Islands 0.1%
Petrobras International Finance Co.
2.88%, 02/06/15	300,000	309,098
6.88%, 01/20/40	180,000	227,149

		536,247

Germany 0.6%
Kreditanstalt fuer Wiederaufbau
2.63%, 02/16/16 (d)	375,000	400,825
4.88%, 01/17/17 (d)	450,000	528,416
1.25%, 02/15/17 (d)	350,000	357,859
4.50%, 07/16/18 (d)	300,000	355,932
4.88%, 06/17/19 (d)	200,000	244,237
2.75%, 09/08/20 (d)	200,000	215,585

		2,102,854

Japan 0.1%
Japan Bank for International Cooperation
2.25%, 07/13/16	200,000	211,296

		211,296

Mexico 0.1%
Petroleos Mexicanos
5.50%, 01/21/21	200,000	235,500

		235,500

Norway 0.0%
Statoil A.S.A.
2.90%, 10/15/14	100,000	104,982

		104,982

Republic of Korea 0.1%
Export-Import Bank of Korea
5.88%, 01/14/15	100,000	110,335
4.38%, 09/15/21	300,000	337,740

		448,075

Sweden 0.1%
Svensk Exportkredit AB
5.13%, 03/01/17	150,000	175,184

		175,184

United States 0.1%
Pemex Project Funding Master Trust
6.63%, 06/15/35	200,000	252,000

		252,000

		4,310,149

Foreign Local Government 0.4%

Canada 0.4%
Hydro-Quebec
2.00%, 06/30/16	200,000	209,689
8.05%, 07/07/24	60,000	89,068
Province of British Columbia
2.85%, 06/15/15	200,000	213,159
Province of Manitoba
1.75%, 05/30/19	100,000	102,511
Province of Ontario
2.95%, 02/05/15	460,000	487,138
4.00%, 10/07/19	225,000	260,960

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Province of Quebec
7.50%, 09/15/29	68,000	105,533

		1,468,058

Sovereign 1.2%

Brazil 0.2%
Federative Republic of Brazil
6.00%, 01/17/17	250,000	299,062
4.88%, 01/22/21	100,000	120,000
8.25%, 01/20/34	150,000	248,625
7.13%, 01/20/37	100,000	151,250

		818,937

Canada 0.1%
Canada Government International Bond
2.38%, 09/10/14	200,000	208,299

		208,299

Colombia 0.1%
Colombia Government International Bond
7.38%, 03/18/19	100,000	132,750
7.38%, 09/18/37	100,000	154,250

		287,000

Italy 0.2%
Italy Government International Bond
3.13%, 01/26/15	350,000	352,268
6.88%, 09/27/23	150,000	167,796

		520,064

Mexico 0.2%
Mexico Government International Bond
5.88%, 02/17/14	84,000	89,460
5.63%, 01/15/17	150,000	176,100
8.00%, 09/24/22	200,000	290,500
6.05%, 01/11/40	150,000	200,625

		756,685

Panama 0.1%
Panama Government International Bond
6.70%, 01/26/36	200,000	282,000

		282,000

Peru 0.1%
Peruvian Government International Bond
7.13%, 03/30/19	250,000	332,500

		332,500

Poland 0.1%
Poland Government International Bond
5.25%, 01/15/14	100,000	105,477
5.00%, 10/19/15	150,000	166,643

		272,120

Republic of Korea 0.1%
Republic of Korea
7.13%, 04/16/19	150,000	195,257

		195,257

South Africa 0.0%
South Africa Government International Bond
4.67%, 01/17/24	100,000	112,750

		112,750

		3,785,612

Supranational 1.5%
African Development Bank
2.50%, 03/15/16	150,000	160,363
Asian Development Bank
2.63%, 02/09/15	400,000	421,682
2.50%, 03/15/16	150,000	160,392
European Bank for Reconstruction & Development
1.63%, 09/03/15	275,000	284,210
European Investment Bank
4.63%, 05/15/14	200,000	213,378
4.63%, 10/20/15	400,000	448,683
2.50%, 05/16/16	325,000	345,261
5.13%, 05/30/17	500,000	595,940
4.00%, 02/16/21	700,000	810,833
Inter-American Development Bank
3.00%, 04/22/14	100,000	104,164
4.50%, 09/15/14	300,000	323,795
5.13%, 09/13/16	100,000	117,558
International Bank for Reconstruction & Development
0.50%, 11/26/13	350,000	351,015
2.13%, 03/15/16	200,000	211,587
1.00%, 09/15/16	125,000	127,237
International Finance Corp.
2.13%, 11/17/17	300,000	321,424

		4,997,522

Total Foreign Securities
(Cost $14,050,955)		14,561,341

Mortgage-Backed Securities 30.0% of net assets

U.S. Government Agency Mortgages 30.0%
Fannie Mae
5.50%, 02/01/17 to 07/01/38 (b)	5,281,318	5,797,916
5.00%, 02/01/18 to 06/01/41 (b)	5,811,492	6,374,600
3.50%, 10/01/18 to 10/01/42 (b)	6,988,884	7,496,517
4.00%, 09/01/20 to 12/01/41 (b)	7,598,305	8,202,994
4.50%, 04/01/23 to 07/01/41 (b)	6,885,453	7,468,392
3.00%, 01/01/26 to 10/01/42 (b)	1,937,122	2,058,698
2.50%, 03/01/27 (b)	92,848	97,730
6.00%, 06/01/37 to 10/01/39 (b)	3,099,255	3,431,181
3.64%, 03/01/40 (a)(b)	484,628	514,271
3.36%, 04/01/40 (a)(b)	181,405	191,583
3.61%, 05/01/40 (a)(b)	153,403	162,595
Fannie Mae TBA
2.50%, 10/01/27 (b)	700,000	735,875
3.50%, 10/01/27 (b)	200,000	212,875
4.00%, 10/01/27 to 10/01/42 (b)	900,000	966,703
4.50%, 10/01/27 to 10/01/42 (b)	1,400,000	1,514,688
5.00%, 10/01/27 (b)	300,000	325,734

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
5.50%, 10/01/27 to 10/01/42 (b)	200,000	217,985
3.00%, 11/01/27 to 10/01/42 (b)	800,000	845,641
Freddie Mac
4.50%, 02/01/13 to 09/01/41 (b)	5,162,234	5,552,340
5.00%, 06/01/18 to 09/01/40 (b)	3,672,913	3,988,160
5.50%, 11/01/18 to 02/01/40 (b)	2,771,860	3,019,769
4.00%, 12/01/20 to 10/01/41 (b)	3,644,360	3,920,046
3.50%, 11/01/25 to 07/01/42 (b)	2,756,024	2,945,543
3.00%, 10/01/26 to 04/01/27 (b)	1,389,379	1,469,671
2.50%, 07/01/27 (b)	98,992	104,238
6.00%, 10/01/37 to 04/01/38 (b)	1,493,921	1,642,513
6.50%, 11/01/37 to 09/01/39 (b)	1,241,214	1,415,388
3.00%, 05/01/41 (a)(b)	80,205	84,358
Freddie Mac TBA
2.50%, 10/01/27 (b)	300,000	315,141
3.50%, 10/01/42 (b)	200,000	214,500
4.00%, 10/01/42 (b)	900,000	967,641
4.50%, 10/01/42 (b)	500,000	537,891
Ginnie Mae
4.00%, 04/20/26 to 06/20/42 (a)(b)	4,154,923	4,576,439
3.50%, 05/20/26 to 09/20/42 (a)(b)	3,939,500	4,301,712
3.00%, 02/20/27 to 10/20/41 (a)(b)	1,668,539	1,773,965
5.50%, 04/15/33 to 11/15/38 (a)(b)	1,892,490	2,111,108
5.00%, 10/15/34 to 04/20/40 (b)	3,636,799	4,029,319
6.00%, 02/15/37 to 12/15/38 (b)	1,052,477	1,190,875
4.50%, 04/15/39 to 12/20/41 (b)	5,391,238	5,969,252
Ginnie Mae TBA
3.00%, 10/01/42 (b)	100,000	107,109
4.00%, 10/01/42 (b)	200,000	220,562
4.50%, 10/01/42 (b)	600,000	658,781
5.00%, 10/01/42 (b)	200,000	220,531

Total Mortgage-Backed Securities
(Cost $96,454,969)		97,952,830

Municipal Bonds 1.0% of net assets

Fixed-Rate Obligations 1.0%
Bay Area Toll Authority
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	100,000	143,660
California
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	250,000	339,377
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	125,780
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	193,875
Georgia
GO (Build America Bonds) Series H
4.50%, 11/01/25	40,000	46,289
Los Angeles USD
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	200,000	263,206
Metropolitan Government of Nashville & Davidson County
GO (Build America Bonds) Series 2010
5.71%, 07/01/34	20,000	25,245
Metropolitan Transportation Authority
RB (Build America Bonds) Series E
6.81%, 11/15/40	150,000	203,025
New Jersey State Turnpike Authority
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	100,000	142,859
New York City Municipal Water Finance Authority
Water System RB (Build America Bonds) Series 2009
5.75%, 06/15/41	200,000	263,966
San Francisco CA City & County Public Utilities Commission
Water System RB (Build America Bonds) Series 2010DE
6.00%, 11/01/40	250,000	309,535
State of Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	200,000	249,990
State of Illinois
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	400,000	388,064
Texas Transportation Commission
RB (Build America Bonds) Series B
5.03%, 04/01/26	200,000	243,198
Yale University
Medium-Term Notes Series B
2.90%, 10/15/14	200,000	210,302

Total Municipal Bonds
(Cost $3,029,572)		3,148,371

U.S. Government and Government Agencies 41.0% of net assets

U.S. Government Agency Securities 5.1%
Fannie Mae
1.13%, 06/27/14	732,000	743,304
0.55%, 02/27/15 (b)	2,000,000	2,007,594
1.63%, 10/26/15	2,032,000	2,107,865
1.13%, 04/27/17	119,000	121,337
0.88%, 08/28/17	1,172,000	1,179,317
7.13%, 01/15/30	277,000	439,677
Federal Farm Credit Bank
4.88%, 12/16/15	321,000	366,342
Federal Home Loan Bank
0.88%, 12/27/13	1,570,000	1,583,014
1.00%, 06/21/17	235,000	238,133
5.00%, 11/17/17	785,000	951,392

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Freddie Mac
0.38%, 11/27/13	2,322,000	2,326,651
1.00%, 07/30/14	1,150,000	1,165,422
0.50%, 04/17/15	564,000	566,299
0.60%, 05/22/15 (b)	600,000	601,231
2.25%, 07/03/17 (b)	600,000	608,604
1.00%, 07/28/17	119,000	120,705
2.38%, 01/13/22	551,000	579,227
6.75%, 03/15/31	264,000	414,017
Tennessee Valley Authority
6.75%, 11/01/25	488,000	722,132

		16,842,263

U.S. Treasury Obligations 35.9%
U.S. Treasury Bonds
9.13%, 05/15/18	2,115,000	3,093,517
8.00%, 11/15/21	1,954,000	3,060,912
6.00%, 02/15/26	819,000	1,198,811
6.75%, 08/15/26	1,204,000	1,883,884
5.25%, 02/15/29	290,000	406,770
6.25%, 05/15/30	330,000	517,172
5.38%, 02/15/31	107,000	154,782
4.50%, 02/15/36	1,050,400	1,401,464
4.38%, 02/15/38	1,864,000	2,454,073
3.50%, 02/15/39	729,000	836,983
4.38%, 11/15/39	804,000	1,062,787
4.63%, 02/15/40	745,000	1,022,629
4.25%, 11/15/40	282,000	366,204
3.75%, 08/15/41	1,478,000	1,767,364
3.13%, 02/15/42	2,376,000	2,527,841
3.00%, 05/15/42	1,008,000	1,045,327
U.S. Treasury Notes
0.13%, 12/31/13	950,000	949,147
0.25%, 01/31/14	976,000	976,610
1.75%, 01/31/14	3,885,000	3,964,674
0.25%, 02/28/14	2,549,000	2,550,593
1.25%, 04/15/14	3,569,000	3,625,183
1.00%, 05/15/14	4,408,000	4,463,444
0.25%, 05/31/14	4,332,000	4,334,032
0.13%, 07/31/14	6,549,100	6,536,565
0.25%, 09/15/14	2,000,000	2,000,470
0.38%, 11/15/14	533,000	534,374
2.38%, 02/28/15	880,000	924,413
2.50%, 03/31/15	2,789,000	2,943,921
2.50%, 04/30/15	1,414,000	1,494,642
2.13%, 05/31/15	1,626,000	1,704,887
1.88%, 06/30/15	5,204,100	5,429,339
1.75%, 07/31/15	4,881,000	5,080,052
0.25%, 09/15/15	1,000,000	998,438
2.13%, 02/29/16	1,075,000	1,139,248
2.25%, 03/31/16	2,019,000	2,150,550
2.00%, 04/30/16	1,806,000	1,909,141
2.63%, 04/30/16	1,075,000	1,160,412
3.25%, 05/31/16	954,000	1,052,530
3.00%, 09/30/16	1,534,000	1,688,239
0.88%, 01/31/17	3,464,000	3,517,585
3.25%, 03/31/17	2,070,000	2,319,209
0.63%, 05/31/17	2,438,000	2,444,475
0.63%, 08/31/17	700,000	700,547
1.88%, 08/31/17	3,033,600	3,220,594
1.88%, 09/30/17	1,433,000	1,520,883
1.88%, 10/31/17	1,190,000	1,263,073
2.88%, 03/31/18	1,326,000	1,479,941
2.63%, 04/30/18	2,821,000	3,110,815
1.38%, 09/30/18	1,028,000	1,060,607
1.25%, 04/30/19	1,658,000	1,689,346
0.88%, 07/31/19	1,450,000	1,436,406
3.38%, 11/15/19	2,824,700	3,275,327
2.63%, 08/15/20	1,616,000	1,786,816
2.63%, 11/15/20	2,368,000	2,614,791
3.63%, 02/15/21	1,824,000	2,159,589
2.13%, 08/15/21	2,277,900	2,409,948
1.63%, 08/15/22	800,000	799,250

		117,220,626

Total U.S. Government and Government Agencies
(Cost $131,378,504)		134,062,889

	Number	Value
Security	of Shares	($)

Other Investment Company 0.5% of net assets

Money Market Fund 0.5%
State Street Institutional U.S. Government Money Market Fund	1,612,429	1,612,429

Total Other Investment Company
(Cost $1,612,429)		1,612,429

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

Short-Term Investments 3.1% of net assets

U.S. Treasury Obligations 3.1%
U.S. Treasury Bills
0.08%, 10/18/12 (e)	5,000,000	4,999,802
0.04%, 10/25/12 (e)	5,000,000	4,999,856

Total Short-Term Investments
(Cost $9,999,658)		9,999,658

End of Investments

At 09/30/12, the tax basis cost of the fund’s investments was $329,124,644 and the unrealized appreciation and depreciation were $7,734,968 and ($178,821), respectively, with a net unrealized appreciation $7,556,147.

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,042,116 or 0.3% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the purchase yield.

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

GO —	General obligation
RB —	Revenue bond
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activity, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of September 30, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Asset-Backed Obligations[1]	$—	$1,018,602	$—	$1,018,602
Commercial Mortgage Backed Securities[1]	—	6,244,596	—	6,244,596
Corporate Bonds[1]	—	68,080,075	—	68,080,075
Foreign Securities[1]	—	14,561,341	—	14,561,341
Mortgage-Backed Securities[1]	—	97,952,830	—	97,952,830
Municipal Bonds[1]	—	3,148,371	—	3,148,371
U.S. Government and Government Agencies[1]	—	134,062,889	—	134,062,889
Other Investment Company[1]	1,612,429	—	—	1,612,429
Short-Term Investments[1]	—	9,999,658	—	9,999,658

Total	$1,612,429	$335,068,362	$—	$336,680,791

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2012.

REG64288SEP12

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Schwab Strategic Trust

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	November 28, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	November 28, 2012

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	November 16, 2012